Use of accounting assumptions, estimates and judgements (Details) - Convertible senior notes $ in Millions	Jan. 20, 2026 USD ($) shares / $
Use of accounting assumptions, estimates and judgements
Principal value | $	$ 150
Nominal interest rate	5.875%
Initial conversion rate | shares / $	0.0246837